(7) Debt Obligations (Scenario, Previously Reported)	9 Months Ended
Jun. 30, 2013
Scenario, Previously Reported
Notes
(7) Debt Obligations

(7)           Debt Obligations

Debt obligations as of September 30, 2012 and 2011, consisted of the following:

	2012	2011
Settlement liability from patent infringement suit and countersuit settled in February 2010. The liability will be paid quarterly through March 2013.	$ 200,000	$ 500,000

Notes issued in connection with the acquisition of a subsidiary. Quarterly cash payments mature on January 2014. These notes bear no interest. Balance on notes reflects debt discount of $16,939 and $55,388, respectively. The effective interest rate is 15% per annum. Subsequent to fiscalyear ended September 30, 2012, this debt was assumed through the sale of Midwest Monitoring & Surveillance, Inc. to former owners of the company.	233,061	369,612

Capital leases with effective interest rates that range between 8.51% and 17.44%. Leases mature between November 2012 and March 2016.	272,508	335,366

Note payable due to the Small Business Administration ("SBA"). Note bears interest at 4.00% and matures April 2037. The note is secured by Court Programs, Inc.	201,204	215,288

Automobile loans with several financial institutions secured by the vehicles. Interest rates range between 0.0% and 8.9%, due through February 2016.	137,888	181,146

Unsecured revolving line of credit with a bank, with an interest rate of 9.25%, $10,493 and $10,568, was available for withdrawal under the line of credit, respectively.	39,507	39,432

Secured note bearing an interest rate of 18%. The note matured in November 2011.	-	225,000

Note payable to a financial institution bearing interest at 6.37%. The note was secured by property which was sold during the fiscal year.	-	70,156

Notes payable for testing equipment with an interest rate of 8%. The notes were secured by testing equipment. The notes matured in December 2011.	-	3,237

Notes payable for monitoring equipment. Interest rates range between 7.8% to 18.5% and matured in November 2011. The notes were secured by monitoring equipment.	-	753

Total debt obligations	1,084,168	1,939,990
Less current portion	(634,218)	(1,041,392)
Long-term debt, net of current portion	$ 449,950	$ 898,598

The following table summarizes the Company’s future maturities of debt obligations as of September 30, 2012:

Fiscal Year	Total
2013	$ 634,218
2014	154,142
2015	95,190
2016	24,536
2017	6,919
Thereafter	169,163
Total	$ 1,084,168

The following table summarizes the Company’s capital lease obligations included in the schedules of debt and debt obligations above as of September 30, 2012:

Fiscal Year	Total
2013	$ 161,857
2014	112,383
2015	55,916
2016	9,797
Thereafter	-
Total minimum lease payments	339,953
Less: amount representing interest	(67,445)
Present value of net minimum lease payments	272,508
Less: current portion	(131,072)
Obligation under capital leases - long-term	$ 141,436

As of September 30, 2012 and 2011, the Company had total capital lease obligations of $272,508 and $335,366, the current portion being $131,072 and $117,138, respectively.  Capital leases are secured by assets with a total original cost of $539,659 and $497,779 with related accumulated depreciation of $314,997 and $209,864 as of September 30, 2012 and 2011, respectively.